Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2021

Principal Amount		SHORT-TERM INVESTMENTS - 88.4%					Fair Value
		U.S. TREASURY SECURITIES - 85.0%		Yield Rate (%)	Maturity
$ 109,000,000		U.S. Treasury Bill		0.01	8/5/2021		$ 108,999,795
65,500,000		U.S. Treasury Bill		0.03	8/12/2021		65,499,431
60,500,000		U.S. Treasury Bill		0.03	8/19/2021		60,499,000
101,000,000		U.S. Treasury Bill		0.03	8/26/2021		100,997,980
10,500,000		U.S. Treasury Bill*		0.03	9/16/2021		10,499,541
138,500,000		U.S. Treasury Bill		0.04	9/2/2021		138,495,528
34,500,000		U.S. Treasury Bill*		0.04	9/9/2021		34,498,634
66,500,000		U.S. Treasury Bill*		0.04	9/23/2021		66,496,398
365,000,000		U.S. Treasury Bill*		0.04	9/30/2021		364,976,071
46,000,000		U.S. Treasury Bill*		0.04	10/7/2021		45,996,416
83,500,000		U.S. Treasury Bill		0.04	10/14/2021		83,492,381
137,000,000		U.S. Treasury Bill*		0.04	10/21/2021		136,986,300
94,500,000		U.S. Treasury Bill*		0.05	10/28/2021		94,489,152
		TOTAL U.S. TREASURY SECURITIES (Cost - $1,311,948,280)					1,311,926,627

Shares
		MONEY MARKET FUND - 3.4%
52,036,351		First American Treasury Obligations Fund - Institutional Shares, 0.01% +* (Cost - $52,036,351)					52,036,351

		TOTAL INVESTMENTS - 88.4% (Cost - $1,363,984,631)					$ 1,363,962,978
		OTHER ASSETS LESS LIABILITIES - NET - 11.6%					178,245,100
		NET ASSETS - 100.0%					$ 1,542,208,078

+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2021.
* All or a portion of this security is segregated as collateral for swap contracts.

TOTAL RETURN SWAPS
Notional Amount at July 31, 2021	Number of Shares	Description#	Index	Average Financing Spread	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)^	Percentage of Underlying ETF's Unrealized Appreciation/ (Depreciation)
$ 6,744,349	57,609	iShares Core U.S. Aggregate Bond ETF	1 Month USD LIBOR	43 bps	3/4/2022	JPM	$ (4,462)	788.93%
165,420,855	1,414,441	iShares Core U.S. Aggregate Bond ETF	1 Month USD LIBOR	43 bps	3/7/2022	JPM	104,713	(663.77)%
402,188,072	3,528,111	iShares Core U.S. Aggregate Bond ETF	1 Month USD LIBOR	43 bps	5/6/2022	JPM	9,761,551	89.08%
420,852,451	3,697,260	iShares Core U.S. Aggregate Bond ETF	1 Month USD LIBOR	43 bps	5/9/2022	JPM	10,854,119	89.65%
360,352	3,156	iShares Core U.S. Aggregate Bond ETF	1 Month USD LIBOR	43 bps	6/13/2022	JPM	7,787	92.40%
59,369,328	518,600	iShares Core U.S. Aggregate Bond ETF	1 Month USD LIBOR	43 bps	7/4/2022	JPM	1,059,539	96.91%
76,787,609	672,337	iShares Core U.S. Aggregate Bond ETF	1 Month USD LIBOR	43 bps	7/7/2022	JPM	1,555,389	97.26%
5,418,171	47,246	iShares Core U.S. Aggregate Bond ETF	1 Month USD LIBOR	43 bps	7/8/2022	JPM	87,154	96.49%
1,132,454	9,844	iShares Core U.S. Aggregate Bond ETF	1 Month USD LIBOR	43 bps	7/11/2022	JPM	14,662	95.34%
3,432,241	29,786	iShares Core U.S. Aggregate Bond ETF	1 Month USD LIBOR	43 bps	7/15/2022	JPM	38,899	94.18%
645,425	5,631	iShares Core U.S. Aggregate Bond ETF	1 Month USD LIBOR	43 bps	7/18/2022	JPM	10,857	95.44%
14,583,067	125,792	iShares Core U.S. Aggregate Bond ETF	1 Month USD LIBOR	43 bps	8/9/2022	JPM	61,692	108.07%
98,921,849	873,804	iShares JPMorgan USD Emerging Markets Bond ETF	1 Month USD LIBOR	33 bps	9/7/2021	JPM	2,610,032	(16.01)%
76,373,104	699,586	iShares JPMorgan USD Emerging Markets Bond ETF	1 Month USD LIBOR	33 bps	5/6/2022	JPM	3,124,028	79.74%
81,001,354	742,473	iShares JPMorgan USD Emerging Markets Bond ETF	1 Month USD LIBOR	33 bps	5/9/2022	JPM	3,370,342	80.04%
109,201	983	iShares JPMorgan USD Emerging Markets Bond ETF	1 Month USD LIBOR	33 bps	6/13/2022	JPM	2,209	72.99%
34,412	311	iShares JPMorgan USD Emerging Markets Bond ETF	1 Month USD LIBOR	33 bps	6/17/2022	JPM	837	77.24%
504,085	4,508	iShares JPMorgan USD Emerging Markets Bond ETF	1 Month USD LIBOR	33 bps	7/4/2022	JPM	5,377	76.29%
44,010,846	395,532	iShares JPMorgan USD Emerging Markets Bond ETF	1 Month USD LIBOR	33 bps	7/7/2022	JPM	689,306	83.78%
192,321	1,717	iShares JPMorgan USD Emerging Markets Bond ETF	1 Month USD LIBOR	33 bps	7/8/2022	JPM	1,723	71.75%
15,566,236	138,650	iShares JPMorgan USD Emerging Markets Bond ETF	1 Month USD LIBOR	33 bps	7/22/2022	JPM	105,627	60.38%
5,669,464	50,476	iShares JPMorgan USD Emerging Markets Bond ETF	1 Month USD LIBOR	33 bps	7/28/2022	JPM	36,328	56.97%
28,106,057	250,656	iShares JPMorgan USD Emerging Markets Bond ETF	1 Month USD LIBOR	33 bps	7/29/2022	JPM	228,371	65.85%
77,474,122	691,795	iShares JPMorgan USD Emerging Markets Bond ETF	1 Month USD LIBOR	33 bps	8/8/2022	JPM	487,631	104.98%
761,323,661	5,960,585	iShares TIPS Bond ETF	1 Month USD LIBOR	16 bps	8/8/2022	JPM	16,870,595	100.82%
393,429	1,267	SPDR S&P 500 ETF Trust	1 Month USD LIBOR	38 bps	8/6/2021	JPM	167,624	96.74%
50,309,054	152,428	SPDR S&P 500 ETF Trust	1 Month USD LIBOR	38 bps	9/7/2021	JPM	17,192,427	96.16%
14,156,388	38,672	SPDR S&P 500 ETF Trust	1 Month USD LIBOR	38 bps	1/3/2022	JPM	2,924,445	95.80%
17,376,889	44,761	SPDR S&P 500 ETF Trust	1 Month USD LIBOR	38 bps	4/4/2022	JPM	2,337,897	96.29%
9,245,563	24,235	SPDR S&P 500 ETF Trust	1 Month USD LIBOR	38 bps	4/5/2022	JPM	1,429,397	96.67%
13,208,348	32,964	SPDR S&P 500 ETF Trust	1 Month USD LIBOR	38 bps	5/6/2022	JPM	1,272,993	97.93%
Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2021

TOTAL RETURN SWAPS (Continued)
Notional Amount at July 31, 2021	Number of Shares	Description#	Index	Average Financing Spread	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)^	Percentage of Underlying ETF's Unrealized Appreciation/ (Depreciation)
$ 14,107,578	34,710	SPDR S&P 500 ETF Trust	1 Month USD LIBOR	38 bps	5/9/2022	JPM	$ 1,140,680	97.58%
47,613,735	114,559	SPDR S&P 500 ETF Trust	1 Month USD LIBOR	38 bps	6/6/2022	JPM	2,728,561	96.08%
78,286	189	SPDR S&P 500 ETF Trust	1 Month USD LIBOR	38 bps	6/13/2022	JPM	4,775	96.18%
9,634,140	247,537	Vanguard FTSE Developed Markets Index ETF	1 Month USD LIBOR	38 bps	8/6/2021	JPM	3,447,572	92.34%
16,813,872	412,511	Vanguard FTSE Developed Markets Index ETF	1 Month USD LIBOR	38 bps	9/7/2021	JPM	4,991,214	91.08%
61,281,052	1,463,498	Vanguard FTSE Developed Markets Index ETF	1 Month USD LIBOR	38 bps	10/4/2021	JPM	16,093,650	90.09%
8,069,395	194,537	Vanguard FTSE Developed Markets Index ETF	1 Month USD LIBOR	38 bps	10/8/2021	JPM	2,217,487	90.36%
25,183,971	630,703	Vanguard FTSE Developed Markets Index ETF	1 Month USD LIBOR	38 bps	12/6/2021	JPM	8,048,429	92.86%
30,043,937	617,982	Vanguard FTSE Developed Markets Index ETF	1 Month USD LIBOR	38 bps	2/8/2022	JPM	2,264,900	86.32%
6,015,719	126,446	Vanguard FTSE Developed Markets Index ETF	1 Month USD LIBOR	38 bps	3/3/2022	JPM	597,456	88.99%
6,133,560	127,666	Vanguard FTSE Developed Markets Index ETF	1 Month USD LIBOR	38 bps	3/4/2022	JPM	543,455	87.77%
5,386,977	111,728	Vanguard FTSE Developed Markets Index ETF	1 Month USD LIBOR	38 bps	3/7/2022	JPM	456,543	87.24%
16,772,430	342,755	Vanguard FTSE Developed Markets Index ETF	1 Month USD LIBOR	38 bps	4/4/2022	JPM	1,161,567	83.97%
7,938,767	162,911	Vanguard FTSE Developed Markets Index ETF	1 Month USD LIBOR	38 bps	4/5/2022	JPM	585,851	84.79%
3,318,992	66,733	Vanguard FTSE Developed Markets Index ETF	1 Month USD LIBOR	38 bps	5/6/2022	JPM	159,075	85.77%
10,623,556	202,084	Vanguard FTSE Developed Markets Index ETF	1 Month USD LIBOR	38 bps	7/7/2022	JPM	(83,840)	190.42%
6,178,305	119,557	Vanguard FTSE Developed Markets Index ETF	1 Month USD LIBOR	38 bps	8/8/2022	JPM	10,289	120.09%
7,571,327	188,623	Vanguard FTSE Emerging Markets Stock Index ETF	1 Month USD LIBOR	23 bps	8/6/2021	JPM	2,235,462	92.56%
55,248,439	1,229,686	Vanguard FTSE Emerging Markets Stock Index ETF	1 Month USD LIBOR	23 bps	10/4/2021	JPM	8,713,065	87.23%
4,598,122	104,956	Vanguard FTSE Emerging Markets Stock Index ETF	1 Month USD LIBOR	23 bps	12/3/2021	JPM	820,257	93.41%
20,785,526	468,459	Vanguard FTSE Emerging Markets Stock Index ETF	1 Month USD LIBOR	23 bps	12/6/2021	JPM	3,398,226	92.91%
49,898,488	945,065	Vanguard FTSE Emerging Markets Stock Index ETF	1 Month USD LIBOR	23 bps	6/6/2022	JPM	(1,367,430)	116.73%
2,793,691	50,775	Vanguard FTSE Emerging Markets Stock Index ETF	1 Month USD LIBOR	23 bps	7/5/2022	JPM	(185,720)	106.92%
7,041,040	129,146	Vanguard FTSE Emerging Markets Stock Index ETF	1 Month USD LIBOR	23 bps	7/7/2022	JPM	(407,431)	108.09%
1,747,562	32,948	Vanguard FTSE Emerging Markets Stock Index ETF	1 Month USD LIBOR	23 bps	7/15/2022	JPM	(63,784)	99.69%
25,435,876	474,694	Vanguard FTSE Emerging Markets Stock Index ETF	1 Month USD LIBOR	23 bps	8/8/2022	JPM	(1,180,148)	99.50%
2,702,072	51,195	Vanguard FTSE Emerging Markets Stock Index ETF	1 Month USD LIBOR	23 bps	8/26/2022	JPM	(85,646)	99.82%
4,971,740	99,694	Vanguard FTSE Emerging Markets Stock Index ETF	1 Month USD LIBOR	23 bps	8/29/2022	JPM	123,482	100.11%
2,197,758	42,858	Vanguard FTSE Emerging Markets Stock Index ETF	1 Month USD LIBOR	23 bps	8/30/2022	JPM	(7,327)	99.44%
33,518,504	413,821	Vanguard Real Estate Index ETF	1 Month USD LIBOR	28 bps	9/7/2021	JPM	11,660,890	89.76%
10,696,991	130,835	Vanguard Real Estate Index ETF	1 Month USD LIBOR	28 bps	10/4/2021	JPM	3,587,766	89.46%
9,296,379	118,474	Vanguard Real Estate Index ETF	1 Month USD LIBOR	28 bps	12/6/2021	JPM	3,578,064	92.12%
28,929,605	340,169	Vanguard Real Estate Index ETF	1 Month USD LIBOR	28 bps	1/3/2022	JPM	8,034,927	89.94%
18,458,345	224,021	Vanguard Real Estate Index ETF	1 Month USD LIBOR	28 bps	2/8/2022	JPM	5,594,062	95.69%
37,504,588	426,206	Vanguard Real Estate Index ETF	1 Month USD LIBOR	28 bps	4/4/2022	JPM	8,271,375	94.26%
21,118,665	242,755	Vanguard Real Estate Index ETF	1 Month USD LIBOR	28 bps	4/5/2022	JPM	4,955,474	94.52%
47,291,721	478,693	Vanguard Real Estate Index ETF	1 Month USD LIBOR	28 bps	6/6/2022	JPM	3,893,925	92.16%
56,442	581	Vanguard Real Estate Index ETF	1 Month USD LIBOR	28 bps	6/10/2022	JPM	5,687	93.41%
3,762,158	36,960	Vanguard Real Estate Index ETF	1 Month USD LIBOR	28 bps	7/22/2022	JPM	191,693	86.76%
							$ 182,543,622
# Each total return swap accesses a single exchange-traded fund as referenced below.
^ Includes accrued dividend and income and swap fees.
ETF - Exchange-Traded Fund
JPM - JP Morgan
LIBOR - London Interbank Offered Rate